Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Research and Development Expenses
Schedule of research and development expenses

	Year ended December 31,
	2020	2019	2018

	(in thousands)
Chemistry and formulation studies	$5,856	$3,439	$968
Salaries	2,570	2,283	1,617
Stock-based compensation	871	883	582
Research and preclinical studies	1,873	1,962	963
Clinical studies	13,225	8,346	3,575
Regulatory and other expenses	1,687	1,267	608
	$26,082	$18,180	$8,313